Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(2)          Summary of Significant Accounting Policies

(a)          Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, the Company evaluates its estimates, including those related to inventory valuation, allowances for doubtful accounts, warranty, sales return reserves and the recoverability of long‑lived assets. Management of the Company bases its estimates on historical experience and on various other assumptions. Actual results could differ from those estimates.

(b)          Unaudited Interim Financial Information

The accompanying interim consolidated balance sheet as of June 30, 2018, the interim consolidated statements of operations, comprehensive income and cash flows for the six months ended June 30, 2017 and 2018 and the interim consolidated statement of stockholders’ equity for the six months ended June 30, 2018 are unaudited. The financial data and information disclosed in these notes to the consolidated financial statements related to that date and these periods are also unaudited. The unaudited interim consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly our financial position as of June 30, 2018 and the results of our operations and cash flows for the six months ended June 30, 2017 and 2018. The consolidated results of operations for the six months ended June 30, 2018 are not necessarily indicative of the results to be expected for the entire year ending December 31, 2018, or for any other future annual or interim period.

(c)          Initial Public Offering (unaudited)

On April 30, 2018, the Company closed its IPO of 6.9 million shares of common stock at an initial price to the public of $16.00 per share, including 0.9 million shares of common stock pursuant to the exercise in full of the underwriters’ option to purchase additional shares, resulting in aggregate estimated net proceeds to the Company of $100.2 million after deducting underwriting discounts and commissions and offering costs. Immediately prior to the closing of the IPO on April 30, 2018, all of the outstanding shares of convertible preferred stock converted into 24.6 million shares of common stock.

(d)          Reverse Stock Split

On April 12, 2018, the Company’s Board of Directors approved a one‑for‑five reverse stock split of its issued and outstanding shares of common and convertible preferred stock. The par value of the Company’s common stock and the par value of the Company’s convertible preferred stock were not adjusted as a result of the reverse stock split. Accordingly, all share and per share amounts for all periods presented in the accompanying financial statements and notes thereto have been retroactively adjusted, where applicable, to reflect the reverse stock split. The reverse stock split became effective on April 13, 2018.

(e)          Revenue Recognition

Revenues are recognized when there is persuasive evidence of an arrangement, product delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured. Title and risk of loss generally pass to the customer at the time of delivery of the product as indicated by the shipping terms. Revenues are recognized upon such delivery. In limited circumstances when customer‑specified acceptance criteria exist, revenue is deferred until customer acceptance if the Company cannot demonstrate the product meets the specifications prior to shipment. If installation is included with the sale of a product, installation revenues are deferred until installation is complete. Taxes collected on behalf of a governmental entity are excluded from revenues.

The recognition of revenues on arrangements with multiple elements is consistent with guidance provided by FASB ASC Subtopic 605‑25, Revenue Recognition‑Multiple‑Element Arrangements. For arrangements with multiple elements, revenues are allocated across the separately identified deliverables and may be recognized or deferred. When vendor‑specific objective evidence does not exist for undelivered elements, revenues are allocated to the elements based on third‑party evidence, if available, or management’s best estimate of fair value.

The Company also has a limited number of design and development contracts, principally with governmental customers, which are accounted for in accordance with the provisions of FASB ASC Subtopic 605‑35, Revenue Recognition‑Construction‑Type and Production‑Type Contracts, using the percentage‑of‑completion method. The Company utilizes a cost‑to‑cost methodology whereby it estimates the percent complete by calculating the ratio of costs incurred to the Company’s estimate of total anticipated costs.

(f)          Product Warranty

The Company’s products are sold with warranty provisions that require the Company to remedy deficiencies in quality or performance over a specified period of time, generally three to 36 months, at no cost to its customers. A provision for the estimated future costs of warranty, based upon historical cost and product performance experience, is recorded when revenues are recognized.

The following is a reconciliation of the changes in the aggregate product warranty accrual:

	Six Months	Year Ended
	Ended	December 31,
(in thousands)	June 30, 2018	2017	2016
	(Unaudited)
Product warranty accrual, beginning	$4,186	$2,677	$1,691
Warranty charges incurred, net	(1,335)	(2,278)	(1,789)
Provision for warranty charges	1,773	3,787	2,775
Product warranty accrual, ending	$4,624	$4,186	$2,677

Warranty costs are included in the consolidated statement of operations within the cost of revenues. The warranty accrual is presented in accrued liabilities and other long-term liabilities within the consolidated balance sheet.

(g)          Sales Returns and Allowances

The Company’s customers generally do not have a stated right to return product except for replacement of defective products under the warranty program. However, the Company has accepted customer returns on a case‑by‑case basis as customer accommodations in the past. As a result, the Company provides for these returns in the reserves for sales returns and allowances. The reserve is estimated at the end of each reporting period based on historical experience and knowledge of any applicable events or transactions. The return reserve was $8 thousand and $75 thousand at December 31, 2017 and 2016, respectively and is presented as a reduction of accounts receivables in the consolidated financial statements.

(h)          Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when acquired to be cash equivalents. Cash equivalents included $126 thousand and $58 thousand of highly liquid investments at December 31, 2017 and 2016, respectively.

The Company maintains the majority of its cash balance at a financial institution in the United States, which it believes to be high‑credit quality financial institution with the Company’s balance often exceeding the insurance limit set by the Federal Deposit Insurance Corporation (FDIC) of $250 thousand per bank. The Company has not historically experienced any losses due to such concentration of credit risk.

As of December 31, 2017, the balance of restricted cash was $55 thousand and consisted of surety bonds and performance guarantees in the United States. As of December 31, 2016 the balance of restricted cash was $776 thousand, including $721 thousand of frozen funds related to a customer non‑payment litigation in China that was released in July 2017 after conclusion of litigation.

(i)           Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company determines the allowance based on historical write-off experience and knowledge of any applicable circumstances.

Activity related to the allowance for doubtful accounts was as follows:

(in thousands)	2017	2016
Allowance for doubtful accounts, beginning	$1,608	$1,477
Provision for bad debts	232	340
Write offs and recoveries	(1,402)	(82)
Allowance for doubtful accounts, ending	$438	$1,608

Included in the write offs and recoveries for 2017 is a $1.0 million recovery related to a receivable fully reserved in 2015 and included in the allowance for doubtful accounts in the consolidated financial statements as of December 31, 2016. The amount noted above was recovered in July 2017 after extensive litigation with the customer and was recognized as a reduction in bad debt expense within the sales, general and administrative caption on the consolidated statement of operations. The Company also received $175 thousand in interest income as a result of this litigation which the Company recognized within the interest expense, net caption in the consolidated statement of operations.

(j)           Inventory

Inventory is stated at the lower of cost (average cost) or net realizable value. The Company periodically reviews the quantities and carrying values of its inventory to assess recoverability. The costs associated with write-downs for excess quantities, technological obsolescence, or component rejections are charged to cost of revenues as incurred and result in a new cost basis for that item in inventory. The components of inventory at June 30, 2018 and December 31, 2017 and 2016 are as follows:

		December 31,
(in thousands)	June 30, 2018	2017	2016
	(Unaudited)
Raw materials	$13,499	$11,326	$7,705
Work in process and semi-finished goods	12,497	6,039	3,762
Finished goods	9,273	12,205	7,338
	$35,269	$29,570	$18,805

(k)         Risks and Uncertainties including Business and Credit Concentrations

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of accounts receivable. Ten customers represented 71% (unaudited), 67% and 62% of accounts receivable at June 30, 2018 and December 31, 2017 and 2016, respectively. Seven of the ten customers were included in both December 31, 2017 and 2016.

The Company generates a significant portion of its revenues from a relatively small number of customers. One customer accounted for 16% (unaudited) and 14% of revenues during the six months and twelve months ended June 30, 2018 and December 31, 2017, respectively. The same customer as well as an additional customer accounted for 11% and 10%, respectively, of revenues during the year ended December 31, 2016.

Included in the consolidated balance sheets are the net assets of the Company’s foreign manufacturing operations located primarily in China which totaled approximately $14.3 million (unaudited), $13.3 million and $5.8 million at June 30, 2018 and December 31, 2017 and 2016, respectively.

The market for the Company’s products is rapidly changing and evolving. The Company believes its future success will depend, in part, on its ability to increase sales of its existing products, penetrate new vertical markets, and to remain competitive in the marketplace. An inability of the Company to manage growth and generate increased demand for its products could have a material adverse impact on the Company’s financial position, results of operations and liquidity. It is the Company’s belief that existing cash resources will be sufficient to support operations and meet its debt service requirements at least through February 15, 2019, twelve months from the date on which the consolidated financial statements were available for issuance.

(l)           Property and Equipment

Property and equipment are stated at cost. Improvements and replacements are capitalized. Repair and maintenance costs are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful life of each asset, generally two to 10 years.

(m)         Income Taxes

The Company accounts for income taxes using the asset and liability approach under which deferred income taxes are provided based upon enacted tax laws and rates applicable to the periods in which taxes become payable.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely to be realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

(n)          Stock-Based Compensation

Stock‑based compensation is recognized for the fair value of the portion of the award that is ultimately expected to vest and is recognized as expense over the requisite service period. The Company recognizes stock‑based compensation expense on a straight‑line basis. The fair value of options granted in 2017 was determined to be approximately $1.0 million. The expenses recognized in 2017 and 2016 were $369 thousand and $308 thousand, respectively.

Employee and non‑employee stock options were granted by the Compensation Committee in 2016 on April 27, July 1, September 13, October 26, and December 31. In 2017, the Compensation Committee granted stock options on May 26, June 2, July 30, August 3, August 31, and December 14. For determining the fair value of stock options granted, the Company used the Black‑Scholes option pricing model with the following assumptions:

	2017				2016
Expected volatility	30.2	‑	40.1%		34.1	‑	40.9%
Expected option term	6.2	‑	6.5	years	5.6	‑	6.6	years
Risk‑free interest rate	1.9	‑	2.2%		1.2	‑	1.6%
Expected dividend yield	None				None

Included in the option pricing model is the fair value of the underlying common stock at the time of grant. Determining the fair value of the Company’s common stock requires complex and subjective judgments and estimates. There is inherent uncertainty in making these judgments and estimates. The absence of an active market for the Company’s common stock required the board of directors to estimate the fair value of the common stock for purposes of setting the exercise price of the options and estimating the fair value of the common stock at each meeting at which options were granted based on a number of objective and subjective factors, including valuations of comparable companies, operating and financial performance, lack of liquidity of the common stock and general and industry‑specific economic outlook, among other factors.

Since 2012, the Company has obtained valuations prepared by an independent third‑party valuation firm to assist in determining the fair market value of its common stock. The board of directors and management of the Company considered these valuation reports when determining the fair market value of the Company’s common stock and related option exercise price on the dates such awards were granted. The valuations determined as of the dates below are as follows:

Fair
Market Value
November 13, 2014	$0.75
January 1, 2016	$1.10
May 1, 2017	$1.45
September 1, 2017	$6.65

The average expected option term for awards granted reflects the application of the simplified method. The simplified method is based on the vesting period and the contractual term for each grant. The midpoint between the vesting date and the expiration date is used as the expected term under this method.

The Company uses the historical stock price volatility for comparable publicly‑traded competitors as the basis for its expected volatility assumption. The Company has assessed that the calculated volatility is representative of expected future stock price trends.

The risk‑free interest rate assumption is based upon observed U.S. Treasury rates consistent with the expected term of the award. The dividend yield assumption is based on the Company’s history of no dividend payouts and an expectation that no dividends will be paid in the foreseeable future.

The Company accounts for stock options issued to non‑employees in accordance with the provisions of FASB ASC Topic 718 and FASB ASC Subtopic 505‑50, Equity Based Payments to Non‑Employees. Under FASB ASC Topic 718 and FASB ASC Subtopic 505‑50, the Company uses the Black‑Scholes option pricing model to measure the fair value of stock options granted to non‑employees on the measurement date.

(o)          Research and Development Costs

Research and development is defined as activities aimed at developing or significantly improving a product or a process or technique whether the product or process is intended for sale or use. A process also may be used internally as a part of a manufacturing activity. Research and development costs are expensed as incurred.

(p)          Principles of Consolidation

The accompanying consolidated financial statements include the accounts of nLIGHT, Inc. and its wholly owned subsidiaries. The wholly owned subsidiaries are Arbor Photonics, LLC, nLIGHT Cayman Ltd., nLIGHT Laser Technology (Shanghai) Co. Ltd, nLIGHT Oy (Finland), and nLIGHT Korea Inc. All intercompany balances have been eliminated.

(q)          Impairment of Long-Lived Assets

Long‑lived assets, such as property and equipment, and intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset. There was no impairment of long‑lived assets recorded for the years ended December 31, 2017 and 2016.

(r)           Commitments and Contingencies

Liabilities for loss contingencies are recorded when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

In July 2017, the Company received notification of a claim related to a quality dispute with a vendor alleging that the Company owed payment for future non-cancelable order quantities. The Company believes it is probable that a partial settlement of this claim will occur and recorded a $196 thousand liability related to this matter within the accrued liabilities on the consolidated balance sheet as of December 31, 2017. This amount remains outstanding as of June 30, 2018 (unaudited).

In December 2013, the Company submitted a disclosure letter to the Office of the Inspector General of the Department of Defense advising that it might not have been eligible for certain contracts it was awarded under the Small Business Innovation Research (“SBIR”) Program, notwithstanding its prior representations that the Company was eligible. The matter was referred to the Small Business Administration and the US Department of Justice (“DOJ”) for investigation of potential violations of the False Claims Act. In March 2015, a civil settlement agreement related to the SBIR matter was signed. A liability of $420 thousand was recorded at December 31, 2014 and subsequently paid in full. In October 2014, the Company received a request for information related to the SBIR matter from the U.S. Attorney’s Office, Criminal Division. The Company provided documentation and an explanation of why a criminal investigation was unwarranted. In March 2015, the Company received an additional request, to which it also responded. Although the Company is unable to predict the final outcome of this matter, it intends to vigorously defend against any future claims.

The Company becomes involved in various legal proceedings and claims incidental to normal business activities. As of June 30, 2018, the Company believes these matters will not have a material adverse effect on the consolidated financial statements.

(s)           Goodwill and Intangible Assets

Goodwill and intangible assets with indefinite lives are not amortized; rather, they are tested for impairment on at least an annual basis. Intangible assets with finite lives are amortized over their useful lives. External costs incurred to file new patent applications, and extend the term of or defend the existing patents are capitalized and amortized over the estimated useful life.

(t)           Prepaid Expenses and Other Current Assets

The components of prepaid expenses and other current assets at June 30, 2018 and December 31, 2017 and 2016 are as follows:

		December 31,
(in thousands)	June 30, 2018	2017	2016
	(Unaudited)
Prepaid expenses	$2,617	$1,248	$769
Value‑added tax receivable, net	2,480	1,291	994
Vendor prepayments	1,154	1,391	1,117
Prepaid taxes and duties	2,049	946	413
Restricted cash	—	—	721
Other	63	97	103
	$8,363	$4,973	$4,117

(u)          Translation of Foreign Currencies

The Company’s international subsidiaries use their local currency as their functional currency. The financial statements of the international subsidiaries are translated to their U.S. dollar equivalents at end‑of‑period currency exchange rates for assets and liabilities and at average currency exchange rates for revenues and expenses. Translation adjustments are recorded as a component of accumulated other comprehensive loss within stockholders’ equity. Realized and unrealized foreign currency gains or losses, net are recorded in other expense within the consolidated statement of operations. Realized and unrealized foreign currency losses were $0.9 million and $36 thousand, respectively, in the year ended December 31, 2017. Realized and unrealized foreign currency losses were $1.0 million and $53 thousand, respectively, in the year ended December 31, 2016. During the six months ended June 30, 2018 realized foreign currency gains were $533 thousand (unaudited) and unrealized foreign currency losses were $850 thousand. During the six months ended June 30, 2017 realized and unrealized foreign currency losses were $686 thousand (unaudited) and $96 thousand (unaudited), respectively.

(v)          Fair Value of Financial Instruments

The carrying amounts of certain of the Company’s financial instruments, including cash equivalents, accounts receivable and accounts payable, are shown at cost which approximates fair value due to the short term nature of these instruments. The fair value of the Company’s term and revolving loans with Pacific Western Bank, also described in Note 8, approximates the carrying value due to the variable market rate used to calculate interest payments. The Company considers the fair value of its term loan with Multiplier Growth Partners SPV I, LP to be equal to the costs incurred to extinguish the liability subsequent to December 31, 2016. Refer to Note 8 for further information. The Company does not have any other significant financial assets or liabilities that are measured at fair value.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 Inputs: Observable inputs, such as quoted prices (unadjusted) in active markets for identical assets or liabilities at the measurement date.

Level 2 Inputs: Observable inputs, other than Level 1 prices, such as quoted prices in active markets for similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Inputs: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company’s financial instruments that are carried at fair value consist of Level 1 assets and Level 2 and Level 3 liabilities. Level 1 assets include highly liquid bank drafts classified as cash equivalents. Level 2 liabilities consist of the Company’s loan with Pacific Western Bank while Level 3 liabilities are the Company’s term loan with Multiplier Growth Partners SPV I, L.P.

(w)         Revision of Prior Period Financial Statement Disclosures

Deferred income taxes and other adjustment to reconcile net income (loss) to net cash provided by operating activities has been corrected in the consolidated statements of cash flows to present deferred income taxes and the change in non-current income taxes payable separately.

Amortization of debt issuance costs as disclosed in Note 8 has been corrected to $194 thousand from $108 thousand, for the year ended December 31, 2016.

Stock options to purchase common stock disclosed in Note 14 have been corrected from being presented net under the treasury stock method to gross options outstanding.

(x)          Recently Issued Accounting Standards

The FASB issued ASU No. 2014‑09, Revenue from Contracts with Customers, in May 2014. ASU 2014‑09 requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU No. 2014‑09 is effective for annual reporting periods beginning after December 15, 2018. The Company expects to implement the provisions of ASU 2014‑09 as of January 1, 2019. While the Company continues to assess the potential impacts of ASU 2014‑09, and anticipates ASU 2014‑09 could have an impact on the consolidated financial statements, the Company cannot reasonably estimate the quantitative impact on the financial statements at this time.

The FASB issued ASU No. 2015‑11, Inventory (Topic 330): Simplifying the Measurement of Inventory, in July 2015. ASU 2015‑11 requires that inventory within the scope of this standard be measured at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The amendments in this update do not apply to inventory that is measured using last‑in, first‑out (LIFO) or the retail inventory method. The amendments apply to all other inventory, including inventory that is measured using first‑in, first‑out (FIFO) or average cost. ASU 2015‑11 is effective for the Company’s annual reporting periods beginning January 1, 2017. The adoption of the standard did not have a material impact on the consolidated financial statements, financial condition or results of operations.

The FASB issued ASU No. 2016‑02, Leases (Topic 842), in February 2016. ASU 2016‑02 requires a lessee to recognize a right of use asset and a lease liability for virtually all leases, other than leases that meet the definition of short‑term. The standard is effective for annual reporting periods beginning after December 15, 2019. The Company expects to implement the provisions of ASU 2016‑02 as of January 1, 2020. The Company is currently evaluating the impact of this ASU and cannot reasonably estimate the quantitative impact on the financial statements at this time.

The FASB issued ASU No. 2016‑09, Compensation‑Stock Compensation (Topic 842), in March 2016. ASU 2016‑09 amends the guidelines for share‑based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The standard is effective for annual and interim periods beginning January 1, 2018. The Company does not expect the implementation of this guidance to have a material impact on its consolidated financial statements.

The FASB issued ASU No. 2016‑15, Classification of Certain Cash Receipts and Cash Payments (Topic 230), in August 2016. ASU 2016‑15 provides guidance on eight different issues, intended to reduce diversity in practice on how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard is effective for annual and interim periods beginning January 1, 2019, and early adoption is permitted. The Company is currently evaluating the impact the adoption of this ASU; however the Company does not expect that the adoption of ASU 2016‑09 will have a material impact on its consolidated financial statements.

The FASB issued ASU No. 2016‑16, Intra‑Entity Transfers of Assets Other Than Inventory (Topic 740), in November 2016. ASU 2016‑16 requires entities to recognize the current and deferred income taxes for an intra‑entity transfer of an asset other than inventory when the transfer occurs, as opposed to deferring the recognition of the income tax consequences until the asset has been sold to an outside party. The amendments in this ASU are effective for annual reporting periods beginning January 1, 2018, including interim reporting periods within those annual reporting periods. The amendments in this ASU should be applied on a modified retrospective basis through a cumulative‑effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company does not expect the adoption of the amendments in this ASU to have a material impact on the consolidated financial statements.

The FASB issued ASU No. 2016‑18, Restricted Cash (Topic 230), in November 2016. ASU 2016‑18 requires entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, entities will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. The update amends the guidance in ASC 230, which is principles‑based and often requires judgment to determine the appropriate classification of cash flows as operating, investing or financing activities. The guidance is effective for annual and interim reporting periods beginning January 1, 2019, and requires retrospective application. Early adoption is permitted as of the beginning of an annual period. The Company does not expect the adoption to have a material impact on the consolidated financial statements.

The FASB issued ASU No. 2017‑04, Simplifying the Test for Goodwill Impairment (Topic 350), in January 2017. ASU 2017‑04 simplifies the test for goodwill impairment and removes step 2 from the goodwill impairment test. Early adoption is permitted, but will be effective for annual or any interim goodwill impairment tests for fiscal years beginning January 1, 2020. The Company does not expect the adoption to have a material impact on the consolidated financial statements.

The FASB issued ASU No. 2017‑11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480), Derivatives and Hedging (Topic 815), in July 2017. ASU 2017‑11 was issued to address the complexity associated with applying U.S. GAAP for certain financial instruments with characteristics of liabilities and equity. The ASU, among other things, eliminates the need to consider the effects of down round features when analyzing convertible debt, warrants and other financial instruments. As a result, a freestanding equity‑linked financial feature (or embedded conversion option) no longer would be accounted for as a derivative liability at fair value as a result of the existence of a down round feature. The guidance is effective for annual and interim periods beginning January 1, 2019. The Company does not expect the adoption of this ASU to have a material impact on the consolidated financial statements.

The SEC issued Staff Accounting Bulletin No. 118 in December 2017, which provides SEC staff guidance for the application of ASC Topic 740, Income Taxes, in the reporting period in which the 2017 Tax Act was signed into law. The Company applied the guidance for the purposes of the 2017 consolidated financial statements. Refer to Note 9 for further information.